LONG-TERM DEBT (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
BORROWINGS
Total Debt	$ 1,180,000	$ 1,182,500	$ 1,200,000	$ 103,000
Less: original issue discount	(12,494)	(10,769)	(11,213)
Total debt after discount	1,167,506	1,171,731	1,188,787	103,000
Less: current portion of long-term debt	(10,000)	(10,000)	(10,000)	(1,030)
Long-term debt, less current portion	1,157,506	1,161,731	1,178,787	$ 101,970
Senior secured term Loan
BORROWINGS
Total Debt	495,000	497,500	500,000
Senior secured notes
BORROWINGS
Total Debt	335,000	335,000	350,000
Less: original issue discount			3,800
Senior unsecured notes
BORROWINGS
Total Debt	$ 350,000	$ 350,000	350,000
Less: original issue discount			$ 3,800